Schedule of Future Minimum Payments of Contractual Obligations (Details) - Dec. 31, 2023	USD ($)	SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Bank borrowings, payment due in total		$ 2,397,919
Bank borrowings, Payment Due in Less than 1 year		1,486,600
Bank borrowings, Payment Due in 1 - 2 years		899,576
Bank borrowings, Payment Due in 3 - 5 years		11,743
Bank borrowings, Payment Due in thereafter
Financing lease, payment due in total	$ 22,872	30,908
Financing lease, Payment Due in Less than 1 year	13,764	18,600
Financing lease, Payment Due in 1 - 2 years	$ 9,108	12,308
Financing lease, Payment Due in 3 - 5 years
Financing lease, Payment Due in thereafter